FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 4,050,338	R$ 5,105,110	R$ 5,336,845	R$ 4,692,689
Loans, financing, debentures, financial lease and contingent consideration	(8,461,841)	(9,224,074)	(10,221,290)
Derivative financial instruments, net	143,754	28,377
Short-term investments pledged as collateral	81,486	78,166
EQUITY	69,461,358	69,244,419	R$ 68,567,242	R$ 44,950,095
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	4,050,338	5,105,110
Loans, financing, debentures, financial lease and contingent consideration	(8,461,841)	(9,224,074)
Derivative financial instruments, net	143,754	28,377
Asset guarantor of contingent consideration	446,144	414,733
Net debt	3,809,883	3,665,081
EQUITY	R$ 69,461,358	R$ 69,244,419
Net debt-to-equity ratio	5.48%	5.29%
Financing - BNB maturing 8/18/2022 | Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Short-term investments pledged as collateral	R$ 11,722	R$ 10,773